Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Affiliated Entity | EB Arrow
Related Party Transaction [Line Items]
Related party expenses	$ 0.2	$ 0.1